Income Tax Benfit/Expense	12 Months Ended
Dec. 31, 2024
Income Tax Benfit/Expense [Abstract]
INCOME TAX BENFIT/EXPENSE
27	INCOME TAX BENFIT/EXPENSE

	December 31, 2022	December 31, 2023	December 31, 2024
	RM	RM	RM	US$

Current income tax expense	917,273	-	182,847	40,902
Deferred tax	-	-	339,650	75,978
Over provision in prior year	(7,508,254)	(619,698)	(37,835)	(8,464)
Income tax (benefit)/expense	(6,590,981)	(619,698)	484,662	108,416

The tax on the Company’s profit before income tax differs from the theoretical amount that would arise using the Malaysia’s standard rate of income tax as follows

	December 31, 2022	December 31, 2023	December 31, 2024
	RM	RM	RM	US$

Profit before income tax	13,723,995	32,595,442	34,356,110	7,685,243

Tax calculated at tax rate of 24%	3,293,759	7,822,906	8,245,466	1,844,458
Effects of:
- Non-taxable income	(5,032,188)	(13,656,207)	(12,684,724)	(2,837,492)
- Unutilised tax losses forfeited	2,437,874	-	-	-
- Unabsorbed tax losses	-	5,346,477	1,754,860	392,552
- Expenses not deductible for tax purposes	217,828	486,824	2,867,245	641,384
	917,273	-	182,847	40,902
Deferred tax	-	-	339,650	75,978
Over provision in prior year	(7,508,254)	(619,698)	(37,835)	(8,464)
	(6,590,981)	(619,698)	484,662	108,416

As at December 31, 2024, the Company had unutilised tax losses carried forward of RM 7.3 million (2023: RM 22.0 million) for which no deferred tax asset has been recognised. These losses relate to subsidiaries that have been loss-making for several years, and no convincing evidence is currently available that taxable profit will be available against which the tax losses can be utilised.

The tax losses can be carried forward for 7 years, as applicable under Malaysia law. The potential deferred tax asset not recognised amounts to RM 1.7 million (2023: RM 5.3 million), calculated at the applicable tax rate of 24%.

Management will continue to review the future profitability of the entities concerned to assess whether the recognition criteria for deferred tax assets are met.